Intangible Assets, Net (Details) - Schedule of Intangible Asset, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Carrying amount	$ 1,380	$ 1,403
Accumulated amortization	(728)	(601)
Net carrying amount	652	802
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amount	1,099	1,118
Accumulated amortization	(507)	(405)
Net carrying amount	592	713
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amount	112	114
Accumulated amortization	(91)	(81)
Net carrying amount	21	33
Licensed copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amount	169	171
Accumulated amortization	(130)	(115)
Net carrying amount	$ 39	$ 56